Consolidated Statements of Changes in Shareholders’ Deficit (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements Of Changes In Shareholders Deficit Abstract
Net of income taxes	$ 0	$ 0	$ 0